Debt Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt Obligations
8.	DEBT OBLIGATIONS

The Company’s debt obligations are summarized below:

	June 30, 2019			December 31, 2018
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

2010 Debt Obligations	$-	$293,459	$293,459	$-	$279,735	$279,735
2017 Notes	1,170,354	120,216	1,290,570	1,251,854	75,013	1,326,867
Gaucho Notes	150,000	1,987	151,987	1,480,800	18,787	1,499,587
Total Debt Obligations	$1,320,354	$415,662	$1,736,016	$2,732,654	$373,535	$3,106,189

[1]	Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets (see Note 6 – Accrued Expenses).

During an offering that ended on September 30, 2010, IPG issued convertible notes with an interest rate of 8% and an amended maturity date of March 31, 2011 (the “2010 Debt Obligations”). During 2017, the Company repaid the remaining principal balance of $162,500, such that as of December 31, 2017, there is no principal balance owed on the 2010 Debt Obligations. Accrued interest of $293,459 and $279,735 owed on the 2010 Debt Obligations remained outstanding as of June 30, 2019 and December 31, 2018, respectively. The Company incurred interest expense of $5,527 and $13,724 during the three and six months ended June 30, 2019, respectively, and $9,247 and $18,400 during the three and six months ended June 30, 2018, respectively, on the 2010 Debt Obligations. Accrued interest on the 2010 Debt Obligations is not convertible.

On December 31, 2017, the Company sold a convertible promissory note in the amount of $20,000 to an accredited investor, and during 2018, the Company sold additional convertible promissory notes in the aggregate principal amount of $2,026,730 (together, the “2017 Notes”). The 2017 Notes mature 90 days from the date of issuance, bear interest at 8% per annum and are convertible into the Company’s common stock at $0.63 per share, which represented a 10% discount to the price used for the sale of the Company’s common stock at the commitment date. The conversion option represented a beneficial conversion feature in the amount of $227,414 which was recorded as a debt discount with a corresponding credit to additional paid-in capital. Debt discount is amortized over the term of the loan using the effective interest method. During the six months ended June 30, 2018, principal and interest of $794,875 and $15,000, respectively, were converted into 1,285,516 shares of common stock at a conversion price of $0.63 per share. During the six months ended June 30, 2019, the Company repaid principal and interest of $30,000 and $2,151, respectively, and principal and interest of $51,500 and $1,160, respectively, were converted into 83,587 shares of common stock at a conversion price of $0.63 per share. The Company incurred interest expense of $23,308 and $48,513 during the three and six months ended June 30, 2019 respectively. The Company incurred total interest expense of $256,008, related to these notes during the three and six months ended June 30, 2018, of which $219,593 represented amortization of debt discount. The remaining principal balance owed on the 2017 Notes of $1,170,354 is past due as of June 30, 2019. The 2017 Notes matured on June 30, 2019. The principal balance outstanding on the 2017 Notes at June 30, 2019 is no longer convertible, since the notes are past their maturity date. Interest continues to accrue based on the interest rate stated above.

During 2018, the Company’s subsidiary, Gaucho Group, Inc., sold convertible promissory notes in the amount of $1,480,800 to accredited investors. Between January 1, 2019 and March 12, 2019, Gaucho Group, Inc. sold convertible promissory notes in the amount of $786,000 to accredited investors (together, the “Gaucho Notes”). In January 2019, management of GGI gave the option to the noteholders of extending the maturity date from December 31, 2018 to March 31, 2019 of their specific Gaucho Notes. The Gaucho Notes, as amended, bear interest at 7% per annum and mature and became due on March 31, 2019. All holders of Gaucho Notes agreed to extend the maturity date to March 31, 2019. The Gaucho Notes and related accrued interest are convertible into GGI common stock at the option of the holder, at a price representing 20% discount to the share price in a future offering of GGI common stock. During the second quarter of 2019, the Company repaid $65,500 and $3,256 of principal and interest due, respectively, on the Gaucho Notes. On April 14, 2019, the Company made a one-time offer to the holders of Gaucho Notes to convert the Gaucho Notes into shares of common stock of GGI at a price per share of $0.40, and on June 30, 2019, $2,051,300 and $55,308 of principal and interest, respectively, was converted into 5,266,520 shares of GGI common stock, representing a 21% non-controlling interest in GGI. As of June 30, 2019, principal and interest of $150,000 and $1,987 remain outstanding under the Gaucho Notes. The Company incurred total interest expense of $7,151 and $41,766 related to the Gaucho Notes during the three months and six months ended June 30, 2019. The principal balance of the Gaucho Notes at June 30, 2019 is no longer convertible, since the notes are past their maturity date. Interest continues to accrue based on the interest rate stated above.

12. CONVERTIBLE DEBT OBLIGATIONS

During an offering that ended on September 30, 2010, the Company issued convertible notes with an interest rate of 8% and an amended maturity date of March 31, 2011 (the “2010 Debt Obligations”). During 2017, the Company repaid the remaining principal balance of $162,500, such that as of December 31, 2017, there is no principal balance owed on the 2010 Debt Obligations. Accrued interest of $279,735 and $255,481 owed on the 2010 Debt Obligations remained outstanding as of December 31, 2018 and 2017, respectively. The Company incurred interest expense of $24,254 and $37,219 during the years ended December 31, 2018 and 2017, respectively, on the 2010 Debt Obligations. Accrued interest on the 2010 Debt Obligations is not convertible.

On December 31, 2017, the Company sold a convertible promissory note in the amount of $20,000 to an accredited investor. From February 2, 2018 through April 26, 2018, the Company sold additional convertible promissory notes in the aggregate principal amount of $2,026,730 (together, the “Convertible Notes”). The Convertible Notes mature 90 days from the date of issuance, bear interest at 8% per annum and are convertible into the Company’s common stock at $0.63 per share, which represented a 10% discount to the price used for the sale of the Company’s common stock at the commitment date. The conversion option represented a beneficial conversion feature in the amount of $227,414 which was recorded as a debt discount with a corresponding credit to additional paid-in capital. Debt discount is amortized over the term of the loan using the effective interest method. The Company incurred total interest expense of $317,427 and $7,324 related to this debt during the years ended December 31, 2018 and 2017, respectively, of which $227,414 and $0 represented amortization of debt discount, respectively.

On June 30, 2018, principal and interest of $794,875 and $15,000, respectively, owed on the Convertible Notes were converted into 1,285,517 shares of common stock at a conversion price of $0.63 per share. The remaining principal balance owed on the Convertible Notes of $1,251,854 is past due as of December 31, 2018.

Between June 30, 2018 and December 31, 2018, the Company sold convertible promissory notes (the “Gaucho Notes”) in the amount of $1,480,800 to accredited investors. The Gaucho Notes, as amended, bear interest at 7% per annum and mature and became due on March 31, 2019. The Company is currently negotiating an extension of the maturity date of the Gaucho notes. The Gaucho Notes and related accrued interest are convertible into GG common stock at the option of the holder, at a price representing 20% discount to the share price in a future offering of GG common stock. The Company incurred total interest expense of $18,786 related to the Gaucho Notes during the year ended December 31, 2018.

Company’s debt obligations as of December 31, 2018 and 2017 are summarized below:

	December 31, 2018			December 31, 2017
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

2010 Debt Obligations	$-	$279,735	$279,735	$-	$255,481	$255,481
Convertible Notes	1,251,854	75,013	1,326,867	20,000	-	20,000
Gaucho Notes	1,480,800	18,787	1,499,587	-	-	-
Total Debt Obligations	$2,732,654	$373,535	$3,106,189	$20,000	$255,481	$275,481

[1]	Accrued interest is included as a component of accrued expenses on the consolidated balance sheets. (See Note 9 – Accrued Expenses)